SHARE CAPITAL (Schedule of Underlying Data Used for Computing the Fair Value of the Options) (Details) - Share options [Member] - $ / shares		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employees and directors [Member]
Share-based compensation [Line Items]
Dividend yield		0.00%	0.00%
Expected volatility, minimum	[1]	60.10%	59.00%
Expected volatility, maximum	[1]	64.90%	66.70%
Risk-free interest rate, minimum		1.38%	1.87%
Risk-free interest rate, maximum		1.98%	2.22%
Expected term		6 years
Employees and directors [Member] | Minimum [Member]
Share-based compensation [Line Items]
Value of ordinary share		$ 6.96	$ 4.8
Expected term			6 years
Employees and directors [Member] | Maximum [Member]
Share-based compensation [Line Items]
Value of ordinary share		11.3	$ 6.8
Expected term			7 years
Consultants and other service providers [Member]
Share-based compensation [Line Items]
Value of ordinary share		$ 8.11		$ 6.816
Dividend yield		0.00%	0.00%	0.00%
Expected volatility	[1]	69.40%		64.50%
Risk-free interest rate		2.27%		1.81%
Expected term		10 years	6 years	10 years
Consultants and other service providers [Member] | Minimum [Member]
Share-based compensation [Line Items]
Value of ordinary share			$ 5.45
Expected volatility	[1]		59.90%
Risk-free interest rate			1.81%
Consultants and other service providers [Member] | Maximum [Member]
Share-based compensation [Line Items]
Value of ordinary share			$ 7.01
Expected volatility	[1]		62.00%
Risk-free interest rate			2.00%

[1]	The volatility is based on historical volatilities of companies in comparable stages as well as companies in the industry, by statistical analysis of daily share pricing model.